Commitments and contingencies - Additional Information (Details) - USD ($)	Apr. 21, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Warranty Liability [Line Items]
Loss contingency		$ 0	$ 0
Fcx Solar Llc [Member]
Product Warranty Liability [Line Items]
Damages sought value	$ 134,000,000